Loan payable (Details Narrative) - USD ($)	Nov. 20, 2020	Oct. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Loans Payable			$ 35,000	$ 40,000
Loans Payable, Current			7,000	$ 7,000
Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 40,000
Debt Instrument, Term	59 months
Debt Instrument, Interest Rate, Stated Percentage	4.49%
Debt Instrument, Periodic Payment	$ 745
Debt Instrument, Collateral	secured by the purchased vehicle
Debt Instrument, Annual Principal Payment			$ 5,000